Deferred and current taxation (Tables)	12 Months Ended
Mar. 31, 2019
Deferred and current taxation
Summary of components of the deferred and current taxation

	At March 31,
	2019	2018	2017
	€M	€M	€M
Current tax liabilities
Corporation tax provision	31.6	36.0	2.9
Total current tax liabilities	31.6	36.0	2.9

Deferred tax assets
Recognition of tax losses	(43.2)	—	—
Total deferred tax assets	(43.2)	—	—

Deferred tax liabilities
Origination and reversal of temporary differences on property, plant and equipment, derivatives and pensions	460.6	395.2	473.1
Total deferred tax liabilities	460.6	395.2	473.1

Total deferred tax liabilities (net)	417.4	395.2	473.1

Total tax liabilities (net)	449.0	431.2	476.0

	At March 31,
	2019	2018	2017
	€M	€M	€M
Reconciliation of current tax
At beginning of year	36.0	2.9	20.9
Corporation tax charge in year	96.5	152.0	143.6
Tax paid	(100.9)	(118.9)	(161.6)
At end of year	31.6	36.0	2.9

	At March 31,
	2019	2018	2017
	€M	€M	€M
Reconciliation of deferred tax
At beginning of year	395.2	473.1	385.5
New temporary differences on property, plant and equipment, derivatives, pensions and other items	22.2	(77.9)	87.6
At end of year	417.4	395.2	473.1

Summary of components of the tax expense

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
	€M	€M	€M
Corporation tax charge in year	96.5	152.0	143.6
Deferred tax charge relating to origination and reversal of temporary differences	(33.4)	9.1	10.8
	63.1	161.1	154.4

Summary of reconciliation of the statutory rate of Irish corporation tax

	Year ended		Year ended	Year ended
	March 31,		March 31,	March 31,
	2019		2018	2017
	%		%	%
Statutory rate of Irish corporation tax	12.5		12.5	12.5
Adjustments for earnings and losses taxed at other rates	(5.8)	*	(2.9)	(2.2)
Other differences	-		0.4	0.2
Total effective rate of taxation	6.7		10.0	10.5

Summary of deferred tax applicable to items charged or credited to other comprehensive income

	At March 31,
	2019	2018	2017
	€M	€M	€M
Defined benefit pension obligations	—	—	—
Derivative financial instruments	(91.2)	(87.0)	76.6
Total tax charge in other comprehensive income	(91.2)	(87.0)	76.6

Summary of principal components of deferred tax

	At March 31,
	2019	2018	2017
	€M	€M	€M
Arising on capital allowances and other temporary differences	375.7	444.7	435.6
Arising on derivatives	42.3	(48.9)	38.1
Arising on pension	(0.6)	(0.6)	(0.6)
Total	417.4	395.2	473.1